Net interest income (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net interest income
Loans	SFr 5,979	SFr 5,628	SFr 5,413
Investment securities	47	60	65
Trading assets	6,697	7,483	9,046
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	2,515	2,767	2,625
Other	1,819	1,436	2,192
Interest and dividend income	17,057	17,374	19,341
Deposits	(1,354)	(1,043)	(884)
Short-term borrowings	(166)	(84)	(105)
Trading liabilities	(3,542)	(3,602)	(3,854)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(1,284)	(1,387)	(1,264)
Long-term debt	(3,722)	(3,494)	(3,728)
Other	(432)	(202)	(207)
Interest expense	(10,500)	(9,812)	(10,042)
Net interest income	6,557	7,562	9,299
Bank
Net interest income
Loans	5,981	5,627	5,411
Investment securities	47	60	65
Trading assets	6,698	7,483	9,045
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	2,515	2,767	2,625
Other	1,820	1,438	2,196
Interest and dividend income	17,061	17,375	19,342
Deposits	(1,360)	(1,047)	(887)
Short-term borrowings	(168)	(84)	(105)
Trading liabilities	(3,546)	(3,602)	(3,855)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(1,284)	(1,387)	(1,264)
Long-term debt	(3,580)	(3,460)	(3,726)
Other	(431)	(201)	(206)
Interest expense	(10,369)	(9,781)	(10,043)
Net interest income	SFr 6,692	SFr 7,594	SFr 9,299